property, plant and equipment	6 Months Ended
Jun. 30, 2019
property, plant and equipment
property, plant and equipment

17   property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and
		Network	leasehold			Assets under		Network	Real
(millions)	Note	assets	improvements	Other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2019
As previously reported		$29,956	$3,273	$1,174	$48	$779	$35,230	$—	$—	$—	$—	$35,230
IFRS 16, Leases transitional amount	2(c )	—	—	—	—	—	—	—	1,011	30	1,041	1,041
Reclassification arising from implementation of IFRS 16		(101)	—	(1)	—	—	(102)	101	—	1	102	—
As adjusted		29,855	3,273	1,173	48	779	35,128	101	1,011	31	1,143	36,271
Additions		445	15	67	—	598	1,125	71	156	5	232	1,357
Additions arising from business acquisitions	18(b )	36	—	3	—	—	39	—	4	—	4	43
Dispositions, retirements and other		(447)	(91)	(40)	—	—	(578)	(1)	(5)	—	(6)	(584)
Assets under construction put into service		517	44	50	—	(611)	—	—	—	—	—	—
Net foreign exchange differences		—	—	—	—	—	—	—	(8)	—	(8)	(8)
As at June 30, 2019		$30,406	$3,241	$1,253	$48	$766	$35,714	$171	$1,158	$36	$1,365	$37,079
ACCUMULATED DEPRECIATION
As at January 1, 2019
As previously reported		$20,300	$2,050	$789	$—	$—	$23,139	$—	$—	$—	$—	$23,139
Reclassification arising from implementation of IFRS 16		(1)	—	—	—	—	(1)	1	—	—	1	—
As adjusted		20,299	2,050	789	—	—	23,138	1	—	—	1	23,139
Depreciation [1]		721	59	62	—	—	842	4	89	5	98	940
Dispositions, retirements and other		(436)	(88)	(29)	—	—	(553)	—	—	4	4	(549)
As at June 30, 2019		$20,584	$2,021	$822	$—	$—	$23,427	$5	$89	$9	$103	$23,530
NET BOOK VALUE
As at December 31, 2018		$9,656	$1,223	$385	$48	$779	$12,091	$—	$—	$—	$—	$12,091
As at June 30, 2019		$9,822	$1,220	$431	$48	$766	$12,287	$166	$1,069	$27	$1,262	$13,549
(1)	For the six-month period ended June 30, 2019, deprecation includes $5 in respect of impairment of real estate right-of-use lease assets.

As at June 30, 2019, our contractual commitments for the acquisition of property, plant and equipment totalled $165 million over a period ending December 31, 2022 (December 31, 2018 – $177 million over a period ending December 31, 2022).